OANS PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Oans Payable - Related Parties
OANS PAYABLE - RELATED PARTIES

9 - LOANS PAYABLE - RELATED PARTIES

Loans payable - related parties consists of the following:

	December 31,	December 31,
	2022	2021
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023. Lender is a stockholder of the Company	$238,000	$496,500
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms. Lender is controlled by the managing stockholder and owned by his spouse	-	22,221
	238,000	518,721
Less: Current maturities	238,000	22,221
	$-	$496,500

Future minimum principal repayments of the loans payable — related parties are as follows:

For the Twelve Months Ending December 31,
2023	$238,000
Loans payable - related parties	$238,000